SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2019 (unaudited)

Common Stock	Shares	Value
Aaron’s, Inc.	770,652	$47,325,739
Acadia Healthcare Co., Inc.*	1,010,054	35,301,387
ACI Worldwide, Inc.*	1,259,002	43,234,129
Acuity Brands, Inc.	454,430	62,670,441
Adient PLC	990,514	24,039,775
Adtalem Global Education, Inc.*	644,311	29,026,211
AECOM*	1,791,706	67,816,072
AGCO Corp.	734,462	56,972,217
Alexander & Baldwin, Inc.	772,143	17,836,503
Alleghany Corp.*	164,455	112,011,945
Allegheny Technologies, Inc.*	1,435,184	36,166,637
ALLETE, Inc.	587,851	48,915,082
Allscripts Healthcare Solutions, Inc.*	1,895,260	22,041,874
AMC Networks, Inc., Class A*	516,137	28,124,305
Amedisys, Inc.*	332,062	40,315,647
American Campus Communities, Inc.	1,563,004	72,148,265
American Eagle Outfitters, Inc.	1,863,093	31,486,272
American Financial Group, Inc.	806,816	82,674,436
Apergy Corp.*	881,278	29,558,064
AptarGroup, Inc.	719,580	89,472,577
Aqua America, Inc.	2,456,659	101,631,983
Arrow Electronics, Inc.*	964,734	68,756,592
ASGN, Inc.*	601,243	36,435,326
Ashland Global Holdings, Inc.	714,284	57,121,291
Associated Banc-Corp.	1,866,405	39,455,802
AutoNation, Inc.*	650,140	27,266,872
Avanos Medical, Inc.*	540,947	23,590,699
Avis Budget Group, Inc.*	726,116	25,530,239
Avnet, Inc.	1,210,413	54,795,397
BancorpSouth Bank	1,047,267	30,412,634
Bank of Hawaii Corp.	466,738	38,697,248
Bank OZK	1,376,541	41,420,119
Bed Bath & Beyond, Inc.	1,504,122	17,477,898
Belden, Inc.	449,282	26,763,729
Bio-Rad Laboratories, Inc., Class A*	228,120	71,308,031
Bio-Techne Corp.	431,267	89,914,857
Black Hills Corp.	618,676	48,361,903
Blackbaud, Inc.	560,091	46,767,598
Boston Beer Co., Inc., Class A*	99,615	37,630,562
Boyd Gaming Corp.	909,883	24,512,248
Brighthouse Financial, Inc.*	1,318,751	48,384,974
Brinker International, Inc.	427,020	16,803,237
Brink’s Co.	567,867	46,099,443
Brixmor Property Group, Inc.	3,393,234	60,671,024
Brown & Brown, Inc.	2,665,684	89,300,414
Brunswick Corp.	991,563	45,502,826
Cable One, Inc.	56,468	66,123,463
Cabot Corp.	665,775	31,764,125
CACI International, Inc., Class A*	283,211	57,942,138
Caesars Entertainment Corp.*	6,664,533	78,774,780
Callon Petroleum Co.*	2,595,289	17,102,955
Camden Property Trust	1,100,912	114,924,204
Cantel Medical Corp.	413,776	33,366,897
Carlisle Cos., Inc.	649,764	91,233,363
Carpenter Technology Corp.	539,593	25,889,672
Cars.com, Inc.*	697,999	13,764,540
Carter’s, Inc.	514,803	50,213,885
Casey’s General Stores, Inc.	417,123	65,067,017
Catalent, Inc.*	1,659,284	89,949,786
Cathay General Bancorp	869,606	31,227,551
CDK Global, Inc.	1,385,070	68,477,861
Charles River Laboratories International, Inc.*	555,171	78,778,765
Cheesecake Factory, Inc.	473,616	20,706,492

Common Stock	Shares	Value
Chemed Corp.	181,512	$65,496,790
Chemical Financial Corp.	814,777	33,495,482
Chemours Co.	1,867,089	44,810,136
Chesapeake Energy Corp.*	11,905,917	23,216,538
Churchill Downs, Inc.	402,833	46,353,993
Ciena Corp.*	1,629,756	67,031,864
Cinemark Holdings, Inc.	1,213,452	43,805,617
Cirrus Logic, Inc.*	661,790	28,920,223
Clean Harbors, Inc.*	578,958	41,163,914
CNO Financial Group, Inc.	1,821,937	30,389,909
CNX Resources Corp.*	2,225,831	16,270,825
Cognex Corp.	1,951,332	93,624,909
Coherent, Inc.*	275,466	37,565,298
Colfax Corp.*	1,084,311	30,393,237
Commerce Bancshares, Inc.	1,119,954	66,816,456
Commercial Metals Co.	1,342,789	23,968,784
CommVault Systems, Inc.*	436,925	21,680,218
Compass Minerals International, Inc.	385,822	21,200,919
Core Laboratories NV	505,057	26,404,380
CoreCivic, Inc.	1,355,849	28,147,425
CoreLogic, Inc.*	918,799	38,433,362
CoreSite Realty Corp.	420,164	48,390,288
Corporate Office Properties Trust	1,274,420	33,606,455
Cousins Properties, Inc.	1,654,729	59,851,548
Covetrus, Inc.*	1,093,863	26,755,889
Cracker Barrel Old Country Store, Inc.	273,793	46,744,679
Crane Co.	579,665	48,367,248
Cree, Inc.*	1,198,478	67,330,494
Cullen/Frost Bankers, Inc.	718,451	67,290,121
Curtiss-Wright Corp.	487,065	61,920,573
Cypress Semiconductor Corp.	4,166,958	92,673,146
CyrusOne, Inc.	1,288,721	74,384,976
Dana, Inc.	1,638,764	32,676,954
Deckers Outdoor Corp.*	331,845	58,394,765
Delphi Technologies PLC	1,001,582	20,031,640
Deluxe Corp.	496,913	20,204,483
Dick’s Sporting Goods, Inc.	769,021	26,631,197
Dillard’s, Inc., Class A	202,896	12,636,363
Domino’s Pizza, Inc.	468,058	130,251,180
Domtar Corp.	718,542	31,996,675
Donaldson Co., Inc.	1,452,172	73,857,468
Douglas Emmett, Inc.	1,842,116	73,389,901
Dunkin’ Brands Group, Inc.	941,095	74,967,628
Dycom Industries, Inc.*	358,503	21,105,072
Eagle Materials, Inc.	502,380	46,570,626
East West Bancorp, Inc.	1,657,360	77,514,727
EastGroup Properties, Inc.	418,514	48,539,254
Eaton Vance Corp.	1,298,914	56,022,161
Edgewell Personal Care Co.*	616,376	16,611,333
Eldorado Resorts, Inc.*	741,033	34,139,390
EMCOR Group, Inc.	638,741	56,273,082
Encompass Health Corp.	1,125,657	71,321,628
Energizer Holdings, Inc.	724,067	27,977,949
EnerSys	488,020	33,429,370
Ensco Rowan PLC, Class A	2,241,714	19,121,820
EPR Properties	859,686	64,123,979
EQT Corp.	2,909,507	45,999,306
Equitrans Midstream Corp.	2,323,123	45,788,754
Evercore, Inc., Class A	467,616	41,416,749
Exelixis, Inc.*	3,436,276	73,433,218
FactSet Research Systems, Inc.	435,446	124,781,406
Fair Isaac Corp.*	330,115	103,662,712
Federated Investors, Inc., Class B	1,094,946	35,585,745

Common Stock	Shares	Value
First American Financial Corp.	1,276,493	$68,547,674
First Financial Bankshares, Inc.	1,545,263	47,578,648
First Horizon National Corp.	3,591,073	53,614,720
First Industrial Realty Trust, Inc.	1,440,309	52,916,953
First Solar, Inc.*	863,762	56,731,888
Five Below, Inc.*	637,239	76,481,425
Flowers Foods, Inc.	2,094,901	48,748,346
Fluor Corp.	1,593,376	53,680,837
FNB Corp.	3,697,977	43,525,189
Fulton Financial Corp.	1,922,271	31,467,576
GATX Corp.	412,217	32,684,686
Genesee & Wyoming, Inc., Class A*	643,569	64,356,900
Gentex Corp.	2,910,359	71,623,935
Genworth Financial, Inc., Class A*	5,731,331	21,263,238
GEO Group, Inc.	1,380,184	28,997,666
Globus Medical, Inc., Class A*	871,712	36,873,418
Goodyear Tire & Rubber Co.	2,647,190	40,502,007
Graco, Inc.	1,896,172	95,149,911
Graham Holdings Co., Class B	49,547	34,188,916
Granite Construction, Inc.	533,091	25,684,324
Green Dot Corp., Class A*	544,741	26,637,835
Greif, Inc., Class A	299,108	9,735,965
Haemonetics Corp.*	583,091	70,169,171
Hain Celestial Group, Inc.*	1,019,928	22,336,423
Hancock Whitney Corp.	976,110	39,102,967
Hanover Insurance Group, Inc.	463,468	59,462,944
Hawaiian Electric Industries, Inc.	1,240,485	54,023,122
Healthcare Realty Trust, Inc.	1,471,385	46,083,778
Healthcare Services Group, Inc.	843,495	25,574,768
HealthEquity, Inc.*	621,410	40,640,214
Helen of Troy Ltd.*	284,838	37,196,994
Herman Miller, Inc.	669,714	29,936,216
Highwoods Properties, Inc.	1,180,771	48,765,842
Hill-Rom Holdings, Inc.	760,356	79,548,445
HNI Corp.	493,510	17,460,384
Home BancShares, Inc.	1,759,991	33,897,427
Hospitality Properties Trust	1,872,508	46,812,700
Hubbell, Inc.	620,703	80,939,671
ICU Medical, Inc.*	190,132	47,896,152
IDACORP, Inc.	573,745	57,621,210
IDEX Corp.	862,089	148,400,000
Ingevity Corp.*	476,498	50,113,295
Ingredion, Inc.	759,378	62,641,091
Inogen, Inc.*	204,763	13,669,978
Insperity, Inc.	427,499	52,214,728
Integra LifeSciences Holdings Corp.*	807,876	45,119,875
Interactive Brokers Group, Inc., Class A	854,994	46,340,675
InterDigital, Inc.	361,248	23,264,371
International Bancshares Corp.	620,429	23,396,378
International Speedway Corp., Class A	271,652	12,194,458
ITT, Inc.	999,795	65,466,577
j2 Global, Inc.	529,403	47,058,633
Jabil, Inc.	1,584,175	50,059,930
Jack in the Box, Inc.	293,937	23,923,532
Janus Henderson Group PLC	1,866,690	39,947,166
JBG SMITH Properties	1,374,263	54,063,506
JetBlue Airways Corp.*	3,426,940	63,364,121
John Wiley & Sons, Inc., Class A	513,072	23,529,482
Jones Lang LaSalle, Inc.	520,840	73,276,980
KB Home	962,730	24,771,043
KBR, Inc.	1,610,889	40,175,572
Kemper Corp.	711,641	61,407,502
Kennametal, Inc.	938,191	34,703,685

Common Stock	Shares	Value
Kilroy Realty Corp.	1,149,809	$84,867,402
Kirby Corp.*	613,893	48,497,547
Knight-Swift Transportation Holdings, Inc.	1,419,366	46,611,979
Lamar Advertising Co., Class A	974,377	78,641,968
Lancaster Colony Corp.	222,379	33,045,519
Landstar System, Inc.	457,331	49,387,175
Legg Mason, Inc.	986,130	37,749,056
Leidos Holdings, Inc.	1,642,170	131,127,275
LendingTree, Inc.*	85,064	35,729,432
Lennox International, Inc.	401,921	110,528,275
Liberty Property Trust	1,688,459	84,490,488
Life Storage, Inc.	531,019	50,489,287
Ligand Pharmaceuticals, Inc.*	223,166	25,474,399
Lincoln Electric Holdings, Inc.	715,116	58,868,349
Littelfuse, Inc.	281,572	49,812,903
LivaNova PLC*	550,240	39,595,270
Live Nation Entertainment, Inc.*	1,590,505	105,370,956
LiveRamp Holdings, Inc.*	785,397	38,076,047
LogMeIn, Inc.	567,342	41,801,759
Louisiana-Pacific Corp.	1,405,690	36,857,192
Lumentum Holdings, Inc.*	869,982	46,465,739
Mack-Cali Realty Corp.	1,028,696	23,958,330
Mallinckrodt PLC*	954,404	8,761,429
Manhattan Associates, Inc.*	735,554	50,995,959
ManpowerGroup, Inc.	681,193	65,803,244
MarketAxess Holdings, Inc.	429,263	137,973,713
Marriott Vacations Worldwide Corp.	444,100	42,811,240
Masimo Corp.*	558,973	83,186,362
MasTec, Inc.*	703,592	36,256,096
Matador Resources Co.*	1,181,672	23,491,639
Mattel, Inc.*	3,933,420	44,093,638
MAXIMUS, Inc.	726,626	52,709,450
McDermott International, Inc.*	2,068,586	19,982,541
MDU Resources Group, Inc.	2,255,607	58,194,661
Medical Properties Trust, Inc.	4,491,378	78,329,632
Medidata Solutions, Inc.*	710,902	64,343,740
MEDNAX, Inc.*	985,423	24,862,222
Mercury General Corp.	308,854	19,303,375
Meredith Corp.	456,285	25,123,052
Michaels Cos., Inc.*	1,026,635	8,931,725
Minerals Technologies, Inc.	401,229	21,469,764
MKS Instruments, Inc.	618,973	48,211,807
Molina Healthcare, Inc.*	713,055	102,066,693
Monolithic Power Systems, Inc.	451,069	61,246,149
MSA Safety, Inc.	400,909	42,251,800
MSC Industrial Direct Co., Inc., Class A	512,160	38,033,002
Murphy Oil Corp.	1,858,492	45,811,828
Murphy USA, Inc.*	340,682	28,627,508
National Fuel Gas Co.	982,783	51,841,803
National Instruments Corp.	1,276,344	53,593,685
National Retail Properties, Inc.	1,852,455	98,198,640
Navient Corp.	2,425,287	33,105,168
NCR Corp.*	1,367,602	42,532,422
NetScout Systems, Inc.*	793,880	20,156,613
New Jersey Resources Corp.	1,016,000	50,566,320
New York Community Bancorp, Inc.	5,321,790	53,111,464
New York Times Co., Class A	1,617,779	52,771,951
NewMarket Corp.	99,376	39,843,813
Nordson Corp.	588,775	83,199,795
NorthWestern Corp.	574,369	41,440,723
NOW, Inc.*	1,238,014	18,273,087
Nu Skin Enterprises, Inc., Class A	631,840	31,162,349
NuVasive, Inc.*	590,836	34,587,539

Common Stock	Shares	Value
nVent Electric PLC	1,809,914	$44,867,768
NVR, Inc.*	38,433	129,528,818
Oasis Petroleum, Inc.*	3,080,312	17,496,172
Oceaneering International, Inc.*	1,126,512	22,969,580
OGE Energy Corp.	2,279,429	97,012,498
Old Dominion Freight Line, Inc.	737,413	110,066,264
Old Republic International Corp.	3,242,763	72,573,036
Olin Corp.	1,877,291	41,131,446
Ollie’s Bargain Outlet Holdings, Inc.*	592,783	51,637,327
Omega Healthcare Investors, Inc.	2,442,849	89,774,701
ONE Gas, Inc.	599,957	54,176,117
Oshkosh Corp.	796,146	66,470,230
Owens-Illinois, Inc.	1,767,645	30,527,229
PacWest Bancorp	1,353,173	52,543,708
Papa John’s International, Inc.	256,930	11,489,910
Patterson Cos., Inc.	942,826	21,590,715
Patterson-UTI Energy, Inc.	2,374,717	27,332,993
PBF Energy, Inc., Class A	1,364,754	42,716,800
Pebblebrook Hotel Trust	1,487,552	41,919,215
Penn National Gaming, Inc.*	1,213,828	23,378,327
Perspecta, Inc.	1,593,612	37,306,457
Pinnacle Financial Partners, Inc.	823,762	47,349,840
Plantronics, Inc.	373,522	13,835,255
PNM Resources, Inc.	907,035	46,177,152
Polaris Industries, Inc.	653,703	59,637,325
PolyOne Corp.	886,093	27,814,459
Pool Corp.	452,902	86,504,282
Post Holdings, Inc.*	759,618	78,977,483
PotlatchDeltic Corp.	769,637	30,000,450
PRA Health Sciences, Inc.*	672,949	66,722,893
Prestige Consumer Healthcare, Inc.*	589,832	18,685,878
Primerica, Inc.	482,145	57,833,293
Prosperity Bancshares, Inc.	755,755	49,917,618
PS Business Parks, Inc.	227,915	38,410,515
PTC, Inc.*	1,179,007	105,827,668
QEP Resources, Inc.*	2,711,887	19,606,943
Range Resources Corp.	2,373,694	16,568,384
Rayonier, Inc.	1,476,190	44,728,557
Regal Beloit Corp.	487,578	39,839,998
Reinsurance Group of America, Inc.	712,383	111,153,119
Reliance Steel & Aluminum Co.	765,618	72,442,775
RenaissanceRe Holdings Ltd.	502,848	89,511,972
Resideo Technologies, Inc.*	1,397,207	30,626,777
Royal Gold, Inc.	746,089	76,466,662
RPM International, Inc.	1,492,575	91,211,258
Ryder System, Inc.	606,938	35,384,485
Sabra Health Care REIT, Inc.	2,044,012	40,246,596
Sabre Corp.	3,128,186	69,445,729
Sally Beauty Holdings, Inc.*	1,373,078	18,316,861
Sanderson Farms, Inc.	222,006	30,317,139
Science Applications International Corp.	579,551	50,165,935
Scientific Games Corp.*	634,881	12,583,341
Scotts Miracle-Gro Co.	448,472	44,174,492
SEI Investments Co.	1,458,891	81,843,785
Semtech Corp.*	759,264	36,482,635
Senior Housing Properties Trust	2,707,075	22,387,510
Sensient Technologies Corp.	481,894	35,409,571
Service Corp. International	2,075,224	97,078,979
Signature Bank	627,387	75,813,445
Signet Jewelers Ltd.	594,308	10,626,227
Silgan Holdings, Inc.	885,922	27,109,213
Silicon Laboratories, Inc.*	493,532	51,031,209
Six Flags Entertainment Corp.	815,538	40,515,928

Common Stock	Shares	Value
Skechers U.S.A., Inc., Class A*	1,530,267	$48,188,108
SLM Corp.	4,922,326	47,845,009
SM Energy Co.	1,175,897	14,722,230
Sonoco Products Co.	1,139,254	74,438,856
Sotheby’s*	376,860	21,906,872
Southwest Gas Holdings, Inc.	608,041	54,492,634
Southwestern Energy Co.*	6,162,256	19,472,729
Spire, Inc.	577,855	48,493,592
Sprouts Farmers Market, Inc.*	1,343,188	25,372,821
Steel Dynamics, Inc.	2,530,746	76,428,529
Stericycle, Inc.*	974,503	46,532,518
STERIS PLC	962,810	143,343,153
Sterling Bancorp	2,386,310	50,780,677
Stifel Financial Corp.	805,804	47,590,784
Synaptics, Inc.*	392,834	11,447,183
Syneos Health, Inc.*	697,067	35,613,153
SYNNEX Corp.	472,419	46,486,030
Synovus Financial Corp.	1,793,493	62,772,255
Tanger Factory Outlet Centers, Inc.	1,071,570	17,370,150
Taubman Centers, Inc.	696,520	28,438,912
TCF Financial Corp.	1,869,617	38,869,337
Tech Data Corp.*	415,472	43,458,371
TEGNA, Inc.	2,463,617	37,323,798
Teledyne Technologies, Inc.*	412,625	113,005,609
Telephone & Data Systems, Inc.	1,069,973	32,527,179
Tempur Sealy International, Inc.*	523,514	38,410,222
Tenet Healthcare Corp.*	951,252	19,652,866
Teradata Corp.*	1,333,439	47,803,788
Teradyne, Inc.	1,951,708	93,506,330
Terex Corp.	713,474	22,403,084
Texas Capital Bancshares, Inc.*	572,479	35,133,036
Texas Roadhouse, Inc.	760,709	40,827,252
Thor Industries, Inc.	595,665	34,816,619
Timken Co.	780,112	40,050,950
Toll Brothers, Inc.	1,507,209	55,193,994
Tootsie Roll Industries, Inc.	215,458	7,956,864
Toro Co.	1,211,995	81,082,466
Transocean Ltd.*	5,780,761	37,054,678
TreeHouse Foods, Inc.*	639,265	34,584,237
Trex Co., Inc.*	666,174	47,764,676
TRI Pointe Group, Inc.*	1,619,372	19,383,883
Trimble, Inc.*	2,865,302	129,253,773
Trinity Industries, Inc.	1,478,491	30,678,688
Trustmark Corp.	737,196	24,511,767
Tupperware Brands Corp.	554,977	10,561,212
Tyler Technologies, Inc.*	436,609	94,316,276
UGI Corp.	1,983,465	105,936,866
UMB Financial Corp.	502,859	33,098,179
Umpqua Holdings Corp.	2,510,693	41,652,397
United Bankshares, Inc.	1,162,836	43,129,587
United States Steel Corp.	1,963,058	30,054,418
United Therapeutics Corp.*	498,883	38,942,807
Uniti Group, Inc.	2,097,030	19,921,785
Universal Display Corp.	483,818	90,986,813
Urban Edge Properties	1,371,085	23,760,903
Urban Outfitters, Inc.*	780,888	17,765,202
Valley National Bancorp	3,777,676	40,723,347
Valmont Industries, Inc.	248,888	31,561,487
Valvoline, Inc.	2,143,000	41,852,790
Versum Materials, Inc.	1,243,949	64,162,889
ViaSat, Inc.*	648,638	52,422,923
Vishay Intertechnology, Inc.	1,506,958	24,894,946
Visteon Corp.*	321,949	18,859,772

Common Stock	Shares	Value
Washington Federal, Inc.	916,008	$31,996,159
Watsco, Inc.	366,997	60,015,019
Webster Financial Corp.	1,049,251	50,122,720
Weight Watchers International, Inc.*	442,495	8,451,655
Weingarten Realty Investors	1,362,374	37,356,295
Wendy’s Co.	2,075,350	40,635,353
Werner Enterprises, Inc.	493,418	15,335,431
West Pharmaceutical Services, Inc.	836,777	104,722,642
WEX, Inc.*	492,495	102,488,210
Williams-Sonoma, Inc.	897,401	58,331,065
Wintrust Financial Corp.	645,231	47,205,100
Woodward, Inc.	636,600	72,037,656
World Fuel Services Corp.	765,800	27,538,168
World Wrestling Entertainment, Inc., Class A	497,164	35,900,212
Worthington Industries, Inc.	443,780	17,866,583
WPX Energy, Inc.*	4,519,926	52,024,348
WR Berkley Corp.	1,647,315	108,607,478
Wyndham Destinations, Inc.	1,066,045	46,799,376
Wyndham Hotels & Resorts, Inc.	1,107,905	61,754,625
XPO Logistics, Inc.*	1,047,110	60,533,429
Yelp, Inc.*	809,492	27,668,437
Zebra Technologies Corp., Class A*	614,646	128,762,191
Total Investments (Cost $21,427,293,377)		$19,547,326,660

*                 Non-income producing security for the period ended June 30, 2019.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2019 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,906,945,603	9.76%
Banks	1,341,755,381	6.86%
Insurance	1,032,425,309	5.29%
Commercial Services	943,331,230	4.83%
Retail	925,738,233	4.73%
Healthcare - Products	867,175,173	4.44%
Software	742,966,345	3.79%
Electronics	728,020,158	3.73%
Machinery - Diversified	587,634,653	3.02%
Healthcare - Services	563,358,937	2.87%
Chemicals	546,704,837	2.79%
Diversified Financial Services	523,380,213	2.66%
Semiconductors	490,849,176	2.51%
Oil & Gas	439,304,703	2.26%
Computers	438,406,029	2.25%
Transportation	430,173,210	2.20%
Media	393,677,669	2.01%
Electric	393,551,690	2.02%
Electrical Components & Equipment	372,580,876	1.90%
Gas	365,507,332	1.87%
Entertainment	361,153,250	1.84%
Miscellaneous Manufacturing	350,708,673	1.80%
Food	343,979,923	1.75%
Engineering & Construction	300,991,055	1.55%
Building Materials	299,915,430	1.54%
Iron / Steel	264,950,815	1.34%
Home Builders	263,694,357	1.35%
Telecommunications	230,883,351	1.18%
Lodging	211,841,029	1.09%
Biotechnology	209,158,455	1.07%
Hand / Machine Tools	206,057,069	1.06%
Apparel	156,796,758	0.81%
Distribution / Wholesale	146,519,301	0.75%
Oil & Gas Services	144,520,645	0.73%
Packaging & Containers	141,811,263	0.73%
Auto Parts & Equipment	136,110,148	0.70%
Savings & Loans	135,888,300	0.69%
Housewares	135,818,170	0.69%
Office / Business Equipment	128,762,191	0.66%
Aerospace/Defense	113,005,609	0.58%
Leisure Time	105,140,151	0.53%
Water	101,631,983	0.52%
Mining	97,667,581	0.50%
Pharmaceuticals	94,170,200	0.48%

Metal Fabricate / Hardware	89,479,020	0.45%
Machinery - Construction & Mining	88,873,314	0.45%
Environmental Control	87,696,432	0.45%
Real Estate	73,276,980	0.37%
Airlines	63,364,121	0.32%
Energy - Alternate Sources	56,731,888	0.29%
Office Furnishings	47,396,600	0.24%
Pipelines	45,788,754	0.23%
Toys / Games / Hobbies	44,093,638	0.23%
Internet	41,432,977	0.21%
Home Furnishings	38,410,222	0.20%
Beverages	37,630,562	0.19%
Household Products / Wares	37,196,994	0.19%
Trucking & Leasing	32,684,686	0.17%
Forest Products & Paper	31,996,675	0.16%
Cosmetics / Personal Care	16,611,333	0.08%
Total Investments	19,547,326,660	99.96%
Other Assets in Excess of Liabilities	7,635,390	0.04%
Net Assets	$19,554,962,050	100.00%